21. Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule Of Fair Value Assets On Recurring Basis
December 31, 2015	Level 1	Level 2
Assets: (market approach)
U.S. GSE debt securities	$0	$12,832,443
Agency MBS	0	10,664,484
Other investments	0	2,973,473
	$0	$26,470,400
December 30, 2014
Assets: (market approach)
U.S. GSE debt securities	$0	$19,907,150
U.S. Government securities	4,000,937	0
Agency MBS	0	9,038,807
	$4,000,937	$28,945,957

Schedule of Fair Value Assets Nonrecurring Basis
December 31, 2015	Level 2
Assets: (market approach)
Residential mortgage servicing rights	$1,293,079
Impaired loans, net of related allowance	268,092
OREO	262,000

December 31, 2014
Assets: (market approach)
Residential mortgage servicing rights	$1,311,965
Impaired loans, net of related allowance	241,819
OREO	1,238,220

Schedule Of Estimated Fair Values Of Financial Instruments
December 31, 2015		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$28,852	$28,852	$0	$0	$28,852
Securities held-to-maturity	43,354	0	44,143	0	44,143
Securities available-for-sale	26,470	0	26,470	0	26,470
Restricted equity securities	2,442	0	2,442	0	2,442
Loans and loans held-for-sale
Commercial & industrial	64,438	0	286	65,399	65,685
Commercial real estate	175,945	0	2,552	178,502	181,054
Residential real estate - 1st lien	162,492	0	1,395	164,959	166,354
Residential real estate - Jr lien	44,270	0	119	44,939	45,058
Consumer	7,161	0	0	7,482	7,482
Mortgage servicing rights	1,293	0	1,497	0	1,497
Accrued interest receivable	1,633	0	1,633	0	1,633

Financial liabilities:
Deposits
Other deposits	467,851	0	467,514	0	467,514
Brokered deposits	27,635	0	27,640	0	27,640
Federal funds purchased and short-term borrowings	10,000	0	10,000	0	10,000
Repurchase agreements	22,073	0	22,073	0	22,073
Capital lease obligations	558	0	558	0	558
Subordinated debentures	12,887	0	12,851	0	12,851
Accrued interest payable	53	0	53	0	53

December 31, 2014		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$24,962	$24,962	$0	$0	$24,962
Securities held-to-maturity	41,811	0	42,234	0	42,234
Securities available-for-sale	32,947	4,001	28,946	0	32,947
Restricted equity securities	3,332	0	3,332	0	3,332
Loans and loans held-for-sale
Commercial & industrial	63,709	0	391	64,800	65,191
Commercial real estate	164,212	0	1,897	167,961	169,858
Residential real estate - 1st lien	162,635	0	678	166,171	166,849
Residential real estate - Jr lien	44,457	0	329	45,113	45,442
Consumer	7,912	0	0	8,315	8,315
Mortgage servicing rights	1,312	0	1,528	0	1,528
Accrued interest receivable	1,698	0	1,698	0	1,698

Financial liabilities:
Deposits
Other deposits	472,966	0	473,100	0	473,100
Brokered deposits	20,053	0	20,054	0	20,054
Repurchase agreements	28,543	0	28,543	0	28,543
Capital lease obligations	640	0	640	0	640
Subordinated debentures	12,887	0	12,867	0	12,867
Accrued interest payable	64	0	64	0	64